Interim condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets	€ 310,000	€ 182,000
Property, plant and equipment	2,360,000	2,979,000
Deferred tax assets	197,000	191,000
Investments accounted for using the equity method	528,000	527,000
Other non-current assets	1,849,000	1,162,000
Total non-current assets	5,244,000	5,042,000
Current assets
Trade receivables and others	3,734,000	2,016,000
Tax receivables	3,083,000	2,281,000
Other current assets	73,021,000	140,861,000
Cash and cash equivalents	166,127,000	99,312,000
Total current assets	245,966,000	244,469,000
Total assets	251,210,000	249,511,000
Shareholders' equity
Share capital	2,362,802.02	1,932,000
Premiums related to share capital	643,924,000	528,230,000
Reserves	(518,278,000)	(205,182,000)
Translation reserve	460,000	636,000
Net loss for the period	(69,467,000)	(354,138,000)
Total Shareholders' equity	59,002,000	(28,522,000)
Long-term debt	53,345,000	27,551,000
Long-term debt - derivatives	13,051,000	119,385,000
Royalty certificates liabilities	59,079,000	51,645,000
Provisions for retirement benefit obligations	680,000	755,000
Long-term contract liabilities	126,000	126,000
Other non-current liabilities	1,339,000	1,193,000
Total non-current liabilities	127,620,000	200,655,000
Short-term debt	13,314,000	32,309,000
Short-term provisions	980,000	1,071,000
Trade payables	34,532,000	26,017,000
Other current liabilities	15,761,000	17,981,000
Total current liabilities	64,588,000	77,378,000
Total liabilities	192,208,000	278,033,000
Total liabilities and shareholders' equity	€ 251,210,000	€ 249,511,000